Interest expense	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Interest expense	Interest expense

For the year ended December 31	2024	2023
Interest expense on long-term debt	(1,623)	(1,391)
Interest expense on other debt	(233)	(219)
Capitalized interest	143	135
Total interest expense	(1,713)	(1,475)
Included in interest expense on long-term debt is interest on lease liabilities of $218 million and $193 million for 2024 and 2023, respectively.
Capitalized interest was calculated using an average rate of 4.50% and 4.31% for 2024 and 2023, respectively, which represents the weighted average interest rate on our outstanding long-term debt.